NET (LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2022
NET (LOSS) INCOME PER SHARE
NET (LOSS) INCOME PER SHARE

23.         NET (LOSS) INCOME PER SHARE

Basic and diluted net (loss) income per share for each of the periods presented were calculated as follows. Shares issuable for little consideration have been included in the number of outstanding shares used for basic and diluted loss per ordinary share.

	Years ended December 31,
	2020	2021	2022
Numerator:
Net loss attributable to Gravitas Education Holdings, Inc. from continuing operations	(26,713)	(16,471)	(76,258)
Net (loss) income attributable to Gravitas Education Holdings, Inc. from discontinued operations	(10,567)	23,261	34,887
Net (loss) income attributable to ordinary shareholders of Gravitas Education Holdings, Inc.	(37,280)	6,790	(41,371)
Denominator:
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share	28,122,851	28,208,734	28,291,887

Net (loss) per share attributable to ordinary shareholders
Net (loss) per share from continuing operations-basic	(0.95)	(0.58)	(2.70)
Net (loss) income per share from discontinued operations-basic and diluted	(0.38)	0.82	1.24
Net (loss) income per share-basic and diluted	(1.33)	0.24	(1.46)

For the years ended December 31, 2020, 2021 and 2022, the following shares outstanding were excluded from the calculation of diluted net (loss) income per ordinary share, as their inclusion would have been anti-dilutive for the periods presented.

	Years ended December 31,
	2020	2021	2022
Share options	4,556,458	4,530,158	4,273,549
Nonvested shares	582,876	359,696	194,875
	5,139,334	4,889,854	4,468,424